Unearned Revenue/Accrued Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Current liability	$ 3,599	$ 13,106
Non-current liability	0	196
Total Unearned Revenue	3,599	13,302
Accrued Revenue [Abstract]
Resulting from revenue earned prior to cash being received - Current asset	212	0
Resulting from varying charter rates - Non Current asset	452	0
Total Accrued Revenue	664	0
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	3,265	2,966
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	334	10,140
Non-current liability	$ 0	$ 196